Equity Awards and Warrants - Private Placement of Shares of Common Stock and Warrants (Details) - USD ($)						1 Months Ended						2 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	May 31, 2023	May 30, 2023	Feb. 13, 2023	Jan. 12, 2023	Feb. 14, 2022	Dec. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Aug. 31, 2022	Jun. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022	Jun. 30, 2023	Mar. 10, 2023	Feb. 28, 2023	Jan. 05, 2023	Dec. 31, 2022	Aug. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share								$ 0.306						$ 0.50	$ 0.50		$ 0.50					$ 0.306
Exercise of warrants for cash																		$ 300,000		$ 400,000
Exercise of warrants for cash, shares																		3,000,000.0		1,800,000
Cashless exercise of warrants, shares																				100,000
Cashless exercise of warrants, warrants																				300,000
Shares issued during the period new issues shares			400,000
Finance charges related to warrant issuance for surety bond backstop agreement																				$ 4,885,000	$ 6,585,000
Common stock warrants to purchase shares														21,500,000	71,100,000
Term of warrants										10 years				5 years	5 years
Placement agent fees and expenses														$ 400,000	$ 2,000,000.0		$ 2,800,000
Stock issued for private offerings													$ 6,328,000
Number of warrants expiration extended																				3,800,000
Proceeds from warrant exercises																		$ 300,000	$ 264,000	$ 439,000	$ 1,036,000
Deemed dividends																				$ 600,000
Common Stock, Shares Authorized	1,750,000,000												1,750,000,000			1,350,000,000		1,750,000,000		1,750,000,000	1,750,000,000						1,000,000,000.0
CytoDyn Inc. | David F Welch
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	5.00%																			5.00%
Back Stop Warrant #1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share																										$ 0.10
Common stock warrants to purchase shares																										7,500,000
Back Stop Warrant #2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share																										$ 0.10
Common stock warrants to purchase shares	7,500,000																			7,500,000				7,500,000		7,500,000
Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share									$ 0.50
Common stock warrants to purchase shares									500,000
Term of warrants									5 years
Placement agent fees and expenses									$ 13,800
Warrants to Private Placement Agents
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of warrants									10 years
Former CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation policy period																					18 months
Shares issued during the period new issues shares																				380,704
Former General Counsel
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation policy period																					12 months
Shares issued during the period new issues shares																				79,391
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stocks issued for severance payment																		1,091,865	510,872
Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.306	$ 0.40																		$ 0.306
Shares issued during the period new issues shares																				4,600,000
Common stock warrants to purchase shares	5,500,000																			5,500,000
Warrant covering common stock shares purchased, percentage	75.00%	50.00%
Stock issued for private offerings																$ 17,544,000				$ 37,224,000	$ 46,511,000
Incremental fair value of warrants																				4,200,000
Debt issuance costs																				$ 9,700,000
Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period new issues shares									500,000								85,400,000				34,600,000
Common stock warrants to purchase shares														21,500,000	71,100,000
Stock issued for private offerings									$ 100,000					$ 3,000,000.0	$ 14,400,000		$ 18,900,000
Proceeds, net of issuance costs																	$ 7,700,000
Private Warrant Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 1.00																			$ 1.00
Shares issued during the period new issues shares																				500,000
Placement agent fees and expenses																				$ 2,100,000
Incremental fair value of warrants																				$ 100,000
Exercise of warrants, net of offering costs (in shares)																				9,700,000
Shares issued on warrant inducement																				8,400,000
Proceeds from warrant exercises																				$ 2,100,000
Deemed dividends																				500,000
Private Warrant Exchange | Cyrus Arman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share			$ 0.50
Shares issued during the period new issues shares			400,000
Common stock warrants to purchase shares			1
Number of shares per warrant			1
Proceeds from Issuance of Common Stock			$ 100,000
Number of shares per unit			1
Allotment to placement agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share										$ 0.23				$ 0.16			$ 0.255
Common stock warrants to purchase shares										10,700,000				3,200,000			19,400,000
Term of warrants														10 years			10 years
Warrant covering common stock shares purchased, percentage										15.00%					12.00%		13.00%
Placement agent fees and expenses							$ 5,000,000	$ 5,000,000							$ 25,000.0		$ 50,000
Allotment to placement agent | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant covering common stock shares purchased, percentage									12.00%
Allotment to placement agent | Warrants to Private Placement Agents
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share									$ 0.23
Common stock warrants to purchase shares									75,000.0
Warrant covering common stock shares purchased, percentage									15.00%
Second Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share																	$ 0.306
Exercise price of stock warrant combo, per share				$ 0.23													$ 0.255
Common stock warrants to purchase shares																	64,000,000.0
Term of warrants																	5 years
Number of common shares in a fixed combination issue of shares										1							1
Number of warrants in a fixed combination issue of securities										1							1
Warrant exercise price percentage of final unit price																	120.00%
Closing share price (as percentage)				90.00%
Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Finance charges related to warrant issuance for surety bond backstop agreement																				4,900,000
Interest rate					10.00%
Period of Indemnification, Payment by Indemnitors					90 days
Indemnification Fee Payment Ratio					1.50%
Amount of cash collateral to be relieved of amount currently pledged																							$ 1,400,000	$ 5,100,000
Restricted Cash	$ 6,500,000																			$ 6,500,000
Surety Bond Backstop Agreement | Four Good Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.10																			$ 0.10
Term of warrants	5 years																			5 years
Initial Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants to purchase shares					15,000,000.0
Make-Whole Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants to purchase shares					15,000,000.0
Four Good Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Finance charges related to warrant issuance for surety bond backstop agreement																					$ 6,600,000
Warrant Exchange Agreements [Member] | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercises (in shares)																				3,400,000
Shares issued on warrant inducement																				600,000
Proceeds from warrant exercises																				$ 700,000
Restricted Cash	$ 100,000																			$ 100,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.75																			$ 0.75
Cashless exercise of warrants, exercise price	0.50																			0.50
Maximum | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	0.255																			0.255
Maximum | Warrant Exchange Agreements [Member] | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	0.75																			0.75
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	0.10												$ 0.10					$ 0.10		0.10
Cashless exercise of warrants, exercise price	0.26																			0.26
Minimum | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	0.40																			0.40
Minimum | Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of cash collateral to be relieved of amount currently pledged																									$ 1,500,000
Minimum | Warrant Exchange Agreements [Member] | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.50																			$ 0.50
2012 Equity Incentive Plan | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of salary in lieu of cash, net of payroll deductions and withholding taxes											25.00%
Shares issued																				522,382	317,441
2012 Equity Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stocks issued for severance payment																				1,617,760	128,001
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share						$ 0.14
Common stock warrants to purchase shares						7,200,000
Warrant covering common stock shares purchased, percentage						13.00%
Placement agent fees and expenses						$ 200,000						$ 400,000
Subsequent Event | Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period new issues shares						10,300,000						14,700,000
Stock issued for private offerings						$ 1,500,000						$ 2,600,000
Subsequent Event | Allotment to placement agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share						$ 0.17		$ 0.20
Common stock warrants to purchase shares						1,500,000		2,200,000
Term of warrants						10 years		10 years
Warrant covering common stock shares purchased, percentage						15.00%		15.00%				12.00%
Placement agent fees and expenses						$ 5,000.0						$ 5,000.0
Subsequent Event | Second Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock warrant combo, per share						$ 0.17		$ 0.20
Number of common shares in a fixed combination issue of shares						1		1
Number of warrants in a fixed combination issue of securities						1		1
Closing share price (as percentage)						90.00%		90.00%